Share-Based Compensation - Summary of Valuation Assumptions Used (Detail)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2017 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility		54.64%		62.34%
Expected volatility, Maximum			62.13%
Expected volatility, Minimum			61.32%
Risk-free interest rate (per annum)		2.15%		2.32%
Risk-free interest rate, Maximum			3.06%
Risk-free interest rate, Minimum			2.81%
Exercise multiple		2.80	2.80	2.80
Expected dividend yield
Contractual term (in years)		10 years	10 years	10 years
2018 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, Maximum		56.31%
Expected volatility, Minimum		54.64%
Risk-free interest rate, Maximum		2.75%
Risk-free interest rate, Minimum		2.15%
Exercise multiple		2.80
Contractual term (in years)		10 years
2019 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	54.88%
Risk-free interest rate (per annum)	0.79%
Exercise multiple	2.80
Contractual term (in years)	10 years